Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Commitments and Contingencies
Consortium Purchase Agreement
On February 27, 2017, Prosper entered into a series of agreements with a consortium of investors (the "Consortium"), pursuant to which the Consortium has agreed to purchase borrower loans in an aggregate principal amount of up to $5.0 billion (including certain loans purchased by one of the investors prior to the date of the Consortium Agreement). PFL will be obligated to offer for purchase minimum monthly volumes of eligible loans to the Consortium, for the Consortium to elect to purchase.
In connection with the Consortium Purchase Agreement, PMI issued to the Consortium, three warrant certificates to purchase up to an aggregate 177,720,706 shares of PMI’s Series F Preferred Stock at an exercise price of $0.01 per share.
The Consortium’s right to exercise the Series F Warrant is subject to monthly vesting during the term of the Consortium Purchase Agreement based upon the volume of loans the Consortium elects to purchase (if any) in each month, subject to certain cure rights such as offering additional loans for sale in subsequent periods. Pursuant to these cure rights, if the Consortium fails to respond to offers for allocation, purchase or funding, the Consortium can take advantage of a designated period of time to cure such failure. There have been no such failures by the Consortium to date. Under the terms of the Warrant Agreement, the Warrant Shares may also vest in full upon a change of control of PMI, insolvency of PMI or PFL, certain breaches of contract by PMI or PFL that are not cured within a defined cure period and upon the occurrence of certain other events set forth in the Warrant Agreement.
On vesting of the Series F warrants, Prosper records a liability as "Convertible Preferred Stock Warrant Liability" on the Consolidated Balance Sheet at fair value and a corresponding amount as "Fair Value of Warrants Vested on Sale of Borrower Loans" on the Consolidated Statement of Operations. Subsequent changes in the fair value of the vested warrants are recorded in "Other Expenses" on the Consolidated Statement of Operations. Additionally, in connection with the execution of the Consortium Purchase Agreement, certain previously issued rebates were settled by an issuance of vested Series F Convertible Preferred Stock Warrants. The difference in fair value of these warrants over the cash settlement price is recorded in "Change in Fair Value of Convertible Preferred Stock Warrants" on the Consolidated Statement of Operations.
The following represents the loans purchased and warrants vested under the Consortium Purchase Agreement:

	Loans Acquired (in thousands)	Warrants Vested
On signing of the Consortium Purchase Agreement	$—	9,830,494
Loans Purchased by the Consortium during the year ended December 31, 2017	1,826,527	65,355,508
Total as of December 31, 2017	$1,826,527	75,186,002

In addition to the $1.8 billion above, the warrants vested on signing of the Consortium Purchase Agreement were issued to settle certain rebates on $0.3 billion of whole loan purchases by members of the Consortium prior to the signing of the Consortium Purchase Agreement.   This $0.3 billion also reduces the up to $5.0 billion aggregate amount under the Consortium Purchase Agreement.
Commitments and Contingencies
In the normal course of its operations, Prosper becomes involved in various legal actions. Prosper maintains provisions it considers to be adequate for such actions. Prosper does not believe it is probable that the ultimate liability, if any, arising out of any such matters will have a material effect on Prosper's financial condition, results of operations or cash flows.
Future Minimum Lease Payments
Prosper has entered into various non-cancelable operating leases for certain offices with contractual lease periods expiring between 2022 and 2027. Prosper recognized total rental expenses under operating leases of $4.7 million, $6.9 million and $4.1 million during the years ended December 31, 2017, 2016 and 2015, respectively. We have subleases related to certain of our operating leases. Income from existing subleases are offset against future minimum rental payments. Sublease income under all operating subleases for the years ended December 31, 2017, 2016 and 2015 is $0.4 million, $0, and $0 respectively.
The table below presents future minimum rental payments, net of minimum sublease rentals of $7.1 million, for the remaining terms of the operating leases (in thousands):

2018	$4,529
2019	5,046
2020	5,534
2021	5,492
2022	5,377
Thereafter	5,602
Total	$31,580

The payments in the above table include amounts that have been accrued for as part of the restructuring liability in Note 13 Restructuring. Restructuring accrual balances related to operating facility leases were $3.2 million at December 31, 2017.
Operating Commitments
Prosper has entered into an agreement with WebBank, under which all Borrower Loans originated through the marketplace are made by WebBank under its bank charter. Pursuant to the agreement, the marketing fee that Prosper receives in connection with the origination of each loan is partially reduced by an amount (the “Designated Amount”) calculated as a percentage of the principal amount of such loan based on the aggregate principal amount of loans originated for the applicable month.  To the extent the aggregate Designated Amount for all loans originated during any month is less than $143,500, Prosper is required to pay WebBank an amount equal to such deficiency.  Accordingly, the minimum fee for the year ended December 31, 2018 is $1.7 million. The minimum fee is $0.9 million in 2019. Additionally, under the agreement with WebBank, Prosper is required to maintain a minimum net liquidity of $15 million at all times during the term of the agreement. Net liquidity is defined as the sum of Cash and Cash Equivalents and Available for Sale Investments. Violation of this covenant can result in termination of the contract with WebBank. At December 31, 2017 the Company was in compliance with the covenant.
Loan Purchase Commitments
Prosper has entered into an agreement with WebBank to purchase $29.3 million of Borrower Loans that WebBank originated during the last two business days of the year ended December 31, 2017 and the first business day of the quarter ending March 31, 2018. Prosper will purchase these Borrower Loans within the first three business days of the quarter ending March 31, 2018.
Repurchase and Indemnification Contingency
Under the terms of the loan purchase agreements between Prosper and investors that participate in the Whole Loan Channel, Prosper may, in certain circumstances, become obligated to repurchase a Borrower Loan from an investor. Generally, these circumstances include the occurrence of verifiable identity theft, the failure to properly follow loan listing or bidding protocols, or a violation of the applicable federal, state, or local lending laws. The fair value of the indemnification and repurchase obligation is estimated based on historical experience and the initial fair value is insignificant. Prosper recognizes a liability for the repurchase and indemnification obligation when the Borrower Loans are issued. Indemnified or repurchased Borrower Loans associated with violations of federal, state, or local lending laws or verifiable identity theft are written off at the time of repurchase or at the time an indemnification payment is made.  The maximum potential amount of future payments associated under this obligation is the outstanding balances of the Borrower Loans sold through the Whole Loan channels, which at December 31, 2017 is $3.7 billion. Prosper had accrued $0.8 million and $0.6 million as of December 31, 2017 and 2016 respectively in regard to this obligation.
Securities Law Compliance
In 2017, Prosper made the final annual installment of $3 million regarding a settlement to a class action lawsuit that was agreed to in 2013.

Prosper Funding LLC
Entity Information [Line Items]
Commitments and Contingencies
Commitments and Contingencies
In the normal course of its operations, Prosper Funding becomes involved in various legal actions. Prosper Funding maintains provisions it considers to be adequate for such actions. Prosper Funding does not believe it is probable that the ultimate liability, if any, arising out of any such matters will have a material effect on Prosper Funding's financial condition, results of operations or cash flows.
Operating Commitments
Prosper has entered into an agreement with WebBank, under which all Borrower Loans originated through the marketplace are made by WebBank under its bank charter. Pursuant to the agreement, the marketing fee that Prosper receives in connection with the origination of each loan is partially reduced by an amount (the “Designated Amount”) calculated as a percentage of the principal amount of such loan based on the aggregate principal amount of loans originated for the applicable month.  To the extent the aggregate Designated Amount for all loans originated during any month is less than $143,500, Prosper is required to pay WebBank an amount equal to such deficiency.  Accordingly, the minimum fee for the year ended December 31, 2018 is $1.7 million. The minimum fee is $0.9 million in 2019. Additionally, under the agreement with WebBank, Prosper is required to maintain a minimum net liquidity of $15 million at all times during the term of the agreement. Net liquidity is defined as the sum of Cash, Cash Equivalents and Available for Sale Investments. Violation of this covenant can result in termination of the contract with WebBank. At December 31, 2017 the Company was in compliance with the covenant.
Loan Purchase Commitments
Prosper Funding has entered into an agreement with WebBank to purchase $29.3 million of Borrower Loans that WebBank originated during the during the last two business days of the year ended December 31, 2017 and the first business day of the quarter ending March 31, 2018. Prosper will purchase these Borrower Loans within the first three business days of the quarter ended March 31, 2018.
Repurchase and Indemnification Contingency
Under the terms of the loan purchase agreements between Prosper Funding and investors that participate in the Whole Loan Channel, Prosper Funding may, in certain circumstances, become obligated to repurchase a Borrower Loan from an investor. Generally, these circumstances include the occurrence of verifiable identity theft, the failure to properly follow loan listing or bidding protocols, or a violation of the applicable federal, state, or local lending laws. The fair value of the indemnification and repurchase obligation is estimated based on historical experience and the initial fair value is insignificant. Prosper Funding recognizes a liability for the repurchase and indemnification obligation when the Borrower Loans are issued. Indemnified or repurchased Borrower Loans associated with violations of federal, state, or local lending laws or verifiable identity theft are written off at the time of repurchase or at the time an indemnification payment is made.  The maximum potential amount of future payments associated under this obligation is the outstanding balances of the Borrower Loans sold through the Whole Loan Channel, which at December 31, 2017 is $3.7 billion.  Prosper Funding had accrued $0.8 million and $0.6 million as of December 31, 2017 and 2016 respectively in regard to this obligation.